Stockholders Equity (Detail 1) - Warrant - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Granted	9,765,125
Outstanding, Beginning Balance	1,620,000	0
Outstanding, Ending Balance	11,385,125	1,620,000
Weighted Average Grant Price, Beginning Balance	$ 0.50	$ 0
Weighted Average exercise Price, Granted	0.30
Weighted Average Grant Price, Ending Balance	0.32	$ 0.50
Ending Exercisable weighted Average Exercise Price	$ 0.50
Exercisable ending Exercise	6,713,750
Weighted Average Remaining Contractual life In Years, Beginning	4 years 7 months 9 days
Weighted Average Remaining Contractual life In Years, Granted	5 years 14 days	5 years
Weighted Average Remaining Contractual life In Years, ending	4 years 10 months 9 days
Exercisable Ending Weighted Average	4 years 9 months 3 days